SHARE-BASED COMPENSATION - Summary of non-vested stock option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2017 Plan
Numbers of shares
Forfeited			(10,500)
2019 Plan
Numbers of shares
Granted				72,000
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding	$ 4.50
Vested	$ 4.50
Weighted average grant date fair value Outstanding		$ 4.50
2020 Plan
Numbers of shares
Number of shares Outstanding	2,415,938
Granted	0	2,026,300	133,913
Vested	(1,125,680)
Forfeited	(291,751)	(170,490)	(111,495)
Number of shares Outstanding	998,507	2,415,938
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding	$ 5.40
Vested	5.22
Forfeited	7.20
Weighted average grant date fair value Outstanding	$ 5.08	$ 5.40
2021 Plan
Numbers of shares
Number of shares Outstanding	3,786,295
Granted	322,575	2,787,738	2,698,245
Vested	(1,451,080)
Forfeited	(770,989)	(880,304)	(253,805)
Number of shares Outstanding	1,886,801	3,786,295
Weighted average Grant date fair value
Vested	$ 7.22
2022 Plan
Numbers of shares
Granted	6,672,944	0
Vested	(1,593,640)
Forfeited	(812,507)
Number of shares Outstanding	4,266,797
Weighted average Grant date fair value
Granted	$ 1.33
Vested	1.34
Forfeited	1.28
Weighted average grant date fair value Outstanding	$ 1.34